NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,845	$ 1,993	$ 3,686	$ 3,933
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	108	106	215	233
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,737	1,887	3,471	3,700
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,727	1,884	3,407	3,709
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 118	$ 109	$ 279	$ 224